Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Ripening reclass, amount	$ 6	$ 6	$ 6
Ripening reclass, percentage of COS	0.30%
Ripening reclass, percentage of SG&A	2.70%
Advertising and Promotion Expense
Advertising and promotion expense	27	56	58
Value Added Taxes
VAT receivable classified in Other receivables	39	36
VAT receivable classified in Investments and other assets, net	2	2
VAT accounts payable	7
Foreign Plans
Pension and Tropical Severance Plans
Basis for discount rate	10-year U.S. Treasury rate
4.25% Convertible Senior Notes
Earnings Per Share
Stated interest rate on debt instrument	4.25%	4.25%	4.25%
Minimum | Cultivations
Property, Plant and Equipment
Useful life	5 years
Minimum | Building and Improvements
Property, Plant and Equipment
Useful life	10 years
Minimum | Machinery, Equipment and Other
Property, Plant and Equipment
Useful life	3 years
Maximum
Value Added Taxes
VAT accounts payable		$ 1
Maximum | Cultivations
Property, Plant and Equipment
Useful life	30 years
Maximum | Building and Improvements
Property, Plant and Equipment
Useful life	40 years
Maximum | Machinery, Equipment and Other
Property, Plant and Equipment
Useful life	15 years